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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3181

Federated Short-Intermediate Duration Municipal Trust

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

Peter J. Germain, Esquire

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: June 30

Date of reporting period: 7/1/2017 through 6/30/2018

Item 1. Proxy Voting Record.

Federated Short-Intermediate Duration Municipal Trust

Issuer Name	Country	Meeting Date	Meeting Type	Ticker	Security ID	Symbol Type	Proposal Text	Proponent	Mgmt Reco	Vote Cast	Fund Name	Logical Ballot Status
Eaton Vance Municipal Bond Fund II	United States	7/20/2017	Annual	EIV	27827K406	CUSIP	Elect George J. Gorman	Mgmt	For	For	Federated Short-Intermediate Duration Municipal Trust	Voted
Eaton Vance Municipal Bond Fund II	United States	7/20/2017	Annual	EIV	27827K406	CUSIP	Elect Helen Frame Peters	Mgmt	For	For	Federated Short-Intermediate Duration Municipal Trust	Voted
Eaton Vance Municipal Bond Fund II	United States	7/20/2017	Annual	EIV	27827K406	CUSIP	Elect Susan J. Sutherland	Mgmt	For	For	Federated Short-Intermediate Duration Municipal Trust	Voted
Eaton Vance Municipal Bond Fund II	United States	7/20/2017	Annual	EIV	27827K406	CUSIP	Elect Harriett Tee Taggart	Mgmt	For	For	Federated Short-Intermediate Duration Municipal Trust	Voted
Eaton Vance Ohio Municipal Bond Fund	United States	7/20/2017	Annual	EIO	27828L304	CUSIP	Elect George J. Gorman	Mgmt	For	For	Federated Short-Intermediate Duration Municipal Trust	Voted
Eaton Vance Ohio Municipal Bond Fund	United States	7/20/2017	Annual	EIO	27828L304	CUSIP	Elect Helen Frame Peters	Mgmt	For	For	Federated Short-Intermediate Duration Municipal Trust	Voted
Eaton Vance Ohio Municipal Bond Fund	United States	7/20/2017	Annual	EIO	27828L304	CUSIP	Elect Susan J. Sutherland	Mgmt	For	For	Federated Short-Intermediate Duration Municipal Trust	Voted
Eaton Vance Ohio Municipal Bond Fund	United States	7/20/2017	Annual	EIO	27828L304	CUSIP	Elect Harriett Tee Taggart	Mgmt	For	For	Federated Short-Intermediate Duration Municipal Trust	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Short-Intermediate Duration Municipal Trust

By (Signature and Title)	/s/ John B. Fisher
John B. Fisher
Principal Executive Officer

Date:	August 9, 2018